UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2946

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	2/28/05

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FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Municipal Money Market Fund, Inc.
Statement of Investments
February 28, 2005 (Unaudited)
	Principal
Tax Exempt Investments--101.8%	Amount ($)		Value ($)

Alabama--2.3%

Jefferson County, VRDN:
Education Revenue 1.95% (Insured; AMBAC and
Liquidity Facility; DEPFA Bank PLC)	10,000,000	a	10,000,000
Sewer Revenue, Refunding 1.87%
(Insured; XL Capital Assurance and Liquidity
Facility; Regions Bank)	6,615,000	a	6,615,000
Mcintosh Industrial Development Board, Environmental
Improvement Revenue, Refunding, VRDN
(CIBA Specialty Chemicals) 1.86%	5,500,000	a	5,500,000

Arizona--1.0%

Maricopa County Industrial Development Authority, MFHR
Refunding, VRDN (San Clemente Apartments Project)
1.91% (Insured; FNMA and Liquidity Facility; FNMA)	10,000,000	a	10,000,000

Arkansas--1.0%

Pulaski County Public Facilities Board, MFHR, VRDN
(Chapelridge Project) 1.94% (LOC; Regions Bank)	5,650,000	a	5,650,000
West Memphis Public Facilities Board, MFHR, Refunding
VRDN (Meadows Apartments Project)
1.91% (Insured; FHLMC)	3,550,000	a	3,550,000

California--1.8%

FHLMC Multifamily VRDN Certificates, Revenue, VRDN
1.96% (Liquidity Facility; FHLMC and LOC; FHLMC)	17,875,456	a	17,875,456

Colorado--5.4%

Colorado Educational and Cultural Facilities Authority
College and University Revenue, VRDN
(Fuller Project) 1.97% (LOC; Key Bank)	10,000,000	a	10,000,000
City and County of Denver, Airport Revenue, VRDN:
1.94% (Insured; CIFG and Liquidity Facility; Bayerische
Landesbank)	5,000,000	a	5,000,000
Refunding 1.91% (Insured; MBIA and Liquidity
Facility; Bank One)	10,000,000	a	10,000,000
Lower Colorado River Authority, Electric Revenue, CP
1.95%, 3/8/2005 (Liquidity Facility; JPMorgan
Chase Bank)	9,800,000		9,800,000
Mountain Village Housing Authority, Housing Facilities
Revenue, VRDN (Village Court Apartments Project)
2.01% (LOC; U.S. Bank NA)	7,100,000	a	7,100,000
Southern Ute Indian Tribe of the Southern Ute Indian

Reservation, Industrial Revenue, VRDN 1.97%	10,000,000	a	10,000,000

Connecticut--.4%

State of Connecticut, Special Tax Obligation Revenue
(Transportation Infrastructure) 3%, 7/1/2005	4,000,000		4,013,252

Delaware--1.2%

Delaware Economic Development Authority, MFHR, VRDN
(School House Project) 2% (LOC; HSBC Bank USA)	6,900,000	a	6,900,000
Sussex County, IDR, VRDN
(Pats Inc. Project) 2.11% (LOC; M&T Bank)	4,235,000	a	4,235,000

District of Columbia--1.2%

District of Columbia, Enterprise Zone Revenue, VRDN
(Trigen-PepCo Energy Services)
1.96% (LOC; M&T Bank)	11,745,000	a	11,745,000

Florida--5.0%

Broward County Housing Finance Authority, VRDN:
MFHR (Cypress Grove Apartments) 1.91%
(LOC; Sun America Inc.)	13,230,000	a	13,230,000
SFMR, Merlots Program 1.96% (Insured: FNMA and
GNMA and Liquidity Facility; Wachovia Bank)	1,900,000	a	1,900,000
Jacksonville Electric Authority, Electric Revenue, CP
1.90%, 3/3/2005 (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	10,000,000		10,000,000
County of Miami-Dade, Aviation Revenue, CP:
1.99%, 4/7/2005 (Liquidity Facility: Bayerische
Landesbank, JPMorgan Chase Bank and State
Street Bank and Trust Co.)	9,000,000		9,000,000
2.05%, 5/5/2005 (Liquidity Facility: Bayerische
Landesbank, JPMorgan Chase Bank and State
Street Bank and Trust Co.)	6,000,000		6,000,000
County of Palm Beach, Health Care Facilities Revenue, VRDN
(Morse Obligation Group) 1.90% (LOC; Key Bank)	7,940,000	a	7,940,000

Georgia--5.1%

Conyers Housing Authority, MFHR, VRDN
1.95% (LOC; Amsouth Bank)	4,000,000	a	4,000,000
De Kalb County Housing Authority, MFHR, VRDN
(Forest Columbia Apartments Project)
1.96% (LOC; First Tennessee Bank)	8,300,000	a	8,300,000
County of Fulton, Health Care Facilities Revenue
Refunding, VRDN (Lenbrook Square Foundation Inc.)
1.85% (LOC; Dresdner Bank)	2,300,000	a	2,300,000
Gwinnett County Development Authority, IDR, VRDN
(Suzanna's Kitchen Inc. Project)
1.91% (LOC; Wachovia Bank)	6,400,000	a	6,400,000
Metropolitan Atlanta Rapid Transit Authority
Transportation Revenue, CP:

1.91%, 3/10/2005 (LOC; Dexia Credit Locale)	9,000,000		9,000,000
2.05%, 5/12/2005 (LOC; Dexia Credit Locale)	2,500,000		2,500,000
Savannah Economic Development Authority
Industrial Revenue, VRDN (Home Depot Project) 1.92%	17,000,000	a	17,000,000

Hawaii--.7%

Hawaii Pacific Health, Special Purpose Revenue, VRDN
(Department of Budget and Finance) 1.95%
(Insured; Radian Bank and Liquidity Facility;
Bank of Nova Scotia)	7,000,000	a	7,000,000

Illinois--9.8%

City of Chicago, Sales Tax Revenue, VRDN
Merlots Program 1.91% (Insured; FGIC and
Liquidity Facility; Wachovia Bank)	10,000,000	a	10,000,000
Village of Crestwood, Revenue, VRDN
(Trinity Christian College) 1.86%
(LOC; Fifth Third Bank)	7,180,000	a	7,180,000
State of Illinois, GO Notes 3%, 6/3/2005	15,000,000		15,035,700
Illinois Health Facilities Authority
Health Care Facilities Revenues:
(Evanston Health Corp.):
1.85%, 3/10/2005	10,000,000		10,000,000
1.88%, 3/17/2005	5,000,000		5,000,000
1.60%, 3/31/2005	9,000,000		9,000,000
CP:
2%, 5/12/2005	5,000,000		5,000,000
2.05%, 5/19/2005	15,000,000		15,000,000
VRDN (Helping Hand Rehabilitation Center)
1.88% (LOC; Fifth Third Bank)	2,695,000	a	2,695,000
Lake County, MFHR, VRDN
(Grand Oaks Apartments Project)
1.91% (Insured; FNMA and Liquidity Facility; FNMA)	9,000,000	a	9,000,000
Roaring Fork Municipal Products LLC, Revenue, VRDN
2.01% (Liquidity Facility; The Bank of New York and
LOC: FHLMC, FNMA and GNMA)	3,440,000	a	3,440,000
University of Illinois, University Revenue, VRDN
Merlots Program 1.91% (Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3,500,000	a	3,500,000

Indiana--2.3%

Indiana Health Facility Financing Authority
Health Care Facilities Revenue, VRDN
(Clark Memorial Hospital Project)
1.97% (LOC; Bank One)	9,100,000	a	9,100,000
Indianapolis Local Public Improvement Bond Bank
Revenue 3%, 7/6/2005	10,000,000		10,035,472
City of Shelbyville, EDR, VRDN
(K-T Corp. Project)
2.01% (LOC; PNC Bank)	2,655,000	a	2,655,000

Iowa--1.9%

State of Iowa, Revenue, TRAN 3%, 6/30/2005	10,000,000		10,038,533
Iowa Finance Authority, SFMR, VRDN 1.88%
(Liquidity Facility; DEPFA Bank PLC)	8,500,000	a	8,500,000

Kansas--.6%

Kansas Development Finance Authority, MFHR, Refunding
VRDN (Chesapeake Apartments Project)
1.87% (LOC; FHLB)	5,500,000	a	5,500,000

Kentucky--6.3%

Kenton County Airport Board, Special Facilities Revenue
VRDN (Airis Cincinnati LLC) 1.95% (LOC; Deutsche Bank)	38,000,000	a	38,000,000
Kentucky Asset Liability Commission, General Fund
Revenue, TRAN 3%, 6/29/2005	17,000,000		17,057,597
City of Somerset, Industrial Building Revenue, VRDN
(Wonderfuel LLC Project)
2.01% (LOC; Bank of America)	6,320,000	a	6,320,000

Louisiana--2.5%

Calcasieu Parish Industrial Development Board
Environmental Revenue, VRDN
(Citgo Petroleum Corp.) 1.87%
(LOC; Natexis Banques Populares)	20,000,000	a	20,000,000
Ouachita Parish Industrial Development Board
IDR, VRDN (Garret Manufacturing LLC Project)
1.96% (LOC; Regions Bank)	4,360,000	a	4,360,000

Maryland--.8%

County of Baltimore, Revenue, Refunding, VRDN
(Shade Tree Trace) 2.03% (LOC; M&T Bank)	5,790,000	a	5,790,000
Maryland Economic Development Corporation, Revenue
VRDN (Todd/Allan Printing Facility)
2.11% (LOC; M&T Bank)	1,795,000	a	1,795,000

Massachusetts--5.9%

Gill-Montague Regional School District, GO Notes
BAN 3%, 7/29/2005	5,000,000		5,025,398
City of Leominster, GO Notes, BAN 2.75%, 5/12/2005	6,000,000		6,010,860
State of Massachusetts, GO Notes, CP:
1.92%, 3/14/2005 (Liquidity Facility; Dexia Credit Locale)	15,000,000		15,000,000
1.92%, 3/14/2005 (LOC; Bayerische Landesbank)	26,000,000		26,000,000
Massachusetts Development Finance Agency, Electric
Revenue, CP (Nantucket Electric Co.) 1.98%, 3/9/2005	4,800,000		4,800,000

Michigan--2.6%

Birmingham Economic Development Corporation, LOR

VRDN (Brown St. Association Project)
2.14% (LOC; ABN-AMRO)	1,645,000	a	1,645,000
Detroit Downtown Development Authority, LR, Refunding
VRDN (Millender Center Project)
2% (LOC; HSBC Bank USA)	7,000,000	a	7,000,000
State of Michigan, GO Notes 3.50%, 9/30/2005	10,000,000		10,086,087
Michigan State Building, LR, CP 1.95%, 4/27/2005
(LOC: The Bank of New York and State Street
Bank and Trust Co.)	6,000,000		6,000,000

Minnesota--.4%

Minnesota Housing Finance Agency
Revenue, Residential Program 1.25%, 5/18/2005	3,745,000		3,745,000

Mississippi--1.7%

Mississippi Business Finance Corporation, College and
University Revenue, VRDN (Belhaven College Project)
2% (LOC; First Tennessee Bank)	9,180,000	a	9,180,000
University Educational Building Corporation
College and University Revenue
VRDN (Campus Improvements Project)
1.89% (Insured; MBIA and Liquidity Facility;
Amsouth Bank)	7,600,000	a	7,600,000

Nebraska--2.7%

Nebhelp Incorporated, College and University Revenue
VRDN, Multiple Mode Student Loan
1.95% (Insured; MBIA and Liquidity Facility;
Lloyds TSB Bank PLC)	26,480,000	a	26,480,000

New Hampshire--3.3%

New Hampshire Business Finance Authority, IDR, VRDN
(Keeney Manufacturing Co. Project)
1.92% (LOC; Bank of America )	4,500,000	a	4,500,000
New Hampshire Health and Education Facilities Authority
Health Care Facilities Revenue, VRDN:
(Catholic Medical Center) 1.88% (LOC; Citizens Bank of
Massachusetts)	9,815,000	a	9,815,000
(South New Hampshire Medical Center) 1.95%
(Insured; Radian Bank and Liquidity Facility;
Bank of America)	8,000,000	a	8,000,000
(Wentworth-Douglass Hospital) 1.90%
(Insured; Radian Bank and Liquidity Facility;
Bank of America)	10,000,000	a	10,000,000

New York--2.0%

Metropolitan Transportation Authority
Transportation Revenue, CP 1.88%, 4/11/2005
(LOC; ABN-AMRO)	5,000,000		5,000,000
New York State Thruway Authority

Highway Tolls Revenue 2%, 4/1/2005	5,000,000		5,001,990
Rockland County, GO Notes, TAN 2%, 3/24/2005	9,000,000		9,002,870

Ohio--1.2%

Lake County, Hospital Facilities Revenue, VRDN
(Lake Hospital Systems Inc.)
1.94% (Insured; Radian Bank and Liquidity
Facility; Bank of America)	11,800,000	a	11,800,000

Oregon--.6%

Oregon Facilities Authority, MFHR, VRDN
(Vintage at Bend Apartments) 1.91% (Insured; FNMA
Liquidity Facility; FNMA)	5,800,000	a	5,800,000

Pennsylvania--11.0%

Bethlehem Area School District, GO Notes, VRDN
1.89% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	10,000,000	a	10,000,000
Dauphin County General Authority, Revenue
VRDN 1.96% (Insured; FSA and Liquidity Facility:
Bank of Nova Scotia and KBC Bank N.V.)	17,000,000	a	17,000,000
Franklin County Industrial Development Authority
Industrial Revenue, VRDN (Menno Haven Project) 1.92%
(Insured; Radian Bank and Liquidity Facility;
Bank of America)	15,670,000	a	15,670,000
Lancaster County Hospital Authority, Senior Living Facilities
Revenue, VRDN:
(Luthercare Project) 1.94% (LOC; M&T Bank)	17,415,000	a	17,415,000
(QuarryVille Presbyterian) 1.90% (LOC; M&T Bank)	7,485,000	a	7,485,000
(Willow Valley Retirement Project) 1.95%
(Insured; Radian Bank and Liquidity Facility; Bank
of America)	10,000,000	a	10,000,000
Montgomery County Higher Education and Health
Authority, Revenue, VRDN
(Pennsylvania Higher Education and Health Loan):
1.91% (LOC; M&T Bank)	8,775,000	a	8,775,000
1.94% (LOC; M&T Bank)	11,680,000	a	11,680,000
State of Pennsylvania, GO Notes, VRDN, Merlots Program
1.91% (Insured; MBIA and Liquidity Facility;
Wachovia Bank)	3,360,000	a	3,360,000
Susquehanna County Industrial Development Authority
Industrial Revenue, VRDN (Pennfield Corp. Project)
2.06% (LOC; Fulton Bank)	4,925,000	a	4,925,000

Rhode Island--.3%

Town of Cumberland, GO Notes, TAN 3%, 6/30/2005	3,200,000		3,209,456

Tennessee--.2%

Blount County Public Building Authority, Revenue, VRDN
(Local Government Public Improvement) 1.88%

(Insured; AMBAC and Liquidity Facility; Regions Bank)	2,280,000	a	2,280,000

Texas--13.6%

City of Austin, Water and Wastewater Systems Revenue
VRDN, Merlots Program 1.91% (Insured; FSA and
Liquidity Facility; Wachovia Bank)	6,415,000	a	6,415,000
Dallas Area Rapid Transit Authority, Transportation Revenue
CP 1.98%, 3/7/2005 (Liquidity Facility: Bayerische
Landesbank, Landesbank Baden-Wuerttemberg, State
Street Bank and Trust Co. and WestLB AG)	12,500,000		12,500,000
Dallas-Fort Worth International Airport Facilities
Improvement Corporation, Airport Revenue, VRDN, Merlots
Program 1.96%, (Insured; FSA and Liquidity Facility;
Wachovia Bank)	3,530,000	a	3,530,000
Greater Texas Student Loan Corporation
Student Loan Revenue, VRDN 1.92%
(LOC; State Street Bank and Trust Co.)	10,000,000	a	10,000,000
Harris County Health Facilities Development Corporation
Revenue, Refunding, CP (The Methodist System)
2.07%, 5/9/2005	10,000,000		10,000,000
Harris County Industrial Development Corporation
SWDR, VRDN (Deer Park Refining) 1.88%	8,000,000	a	8,000,000
Port of Port Arthur Navigation District, Environmental
Facilities Revenue, Refunding, VRDN
(Motiva Enterprises Project) 2%	5,000,000	a	5,000,000
Revenue Bond Certificate Series Trust, Revenue, VRDN:
(Dewitt) 2.23% (GIC; AIG Funding Inc.)	8,265,000	a	8,265,000
(Greens Project) 2.23% (GIC; AIG Funding Inc.)	5,830,000	a	5,830,000
(Heather Lane Apartments) 2.23% (GIC; AIG Funding Inc.)	10,600,000	a	10,600,000
(Landings) 2.23% (GIC; AIG Funding Inc.)	8,475,000	a	8,475,000
City of San Antonio:
Water and Sewer Revenue, CP 1.90%, 4/11/2005
(Liquidity Facility; Bank of America)	14,000,000		14,000,000
Water Revenue, VRDN, Merlots Program
1.91% (Liquidity Facility; Wachovia Bank)	6,000,000	a	6,000,000
State of Texas, Revenue, TRAN 3%, 8/31/2005	17,500,000		17,606,300
Texas Department of Housing and Community Affairs
SFMR 1.95%, 8/3/2005 (GIC; CDC Funding Corp.)	5,000,000		5,000,000

Utah--1.0%

Utah Housing Corporation, SFMR 2.50%, 12/1/2005	10,000,000		10,000,000

Virginia--1.0%

Richmond Industrial Development Authority
Industrial Revenue, VRDN
(Cogentrix of Richmond Project)
1.85% (LOC; BNP Paribas)	9,500,000	a	9,500,000

Washington--1.6%

Pierce County Economic Development Corporation
Industrial Revenue, VRDN (Seatac Packaging Project)

2.05% (LOC; HSBC Bank USA)				5,300,000	a	5,300,000
State of Washington, GO Notes, VRDN, Merlots Program
1.91% (Insured; MBIA and LOC; Wachovia Bank)				3,965,000	a	3,965,000
Washington Housing Finance Commission, MFHR, VRDN
(Holly Village Senior Living) 1.91% (Insured; FNMA and
Liquidity Facility; FNMA)				6,600,000	a	6,600,000

Wisconsin--.6%

Sheboygan Area School District, Revenue, BAN
2.625%, 8/15/2005				6,000,000		6,008,114

Wyoming--2.8%

Campbell County, IDR
(Two Elk Power Generation Station Project)
2.40%, 12/1/2005		(GIC; Royal Bank of Canada)		27,200,000	27,200,000

Total Investments (cost $985,642,085)				101.8%	985,642,085

Liabilities, Less Cash and Receivables				(1.8%)	(17,879,154)

Net Assets				100.0%	967,762,931

Summary of Abbreviations

AMBAC		American Municipal Bond Assurance Corporation		IDR	Industrial Development Revenue
BAN		Bond Anticipation Notes		LOC	Letter of Credit
CP		Commercial Paper		LOR	Limited Obligation Revenue
EDR		Economic Development Revenue		LR	Lease Revenue
FGIC		Financial Guaranteed Insurance Company		MBIA	Municipal Bond Investors Assurance
FHLB		Federal Home Loan Bank			Insurance Corporation
FHLMC		Federal Home Loan Mortgage Corporation		MFHR	Multi-Family Housing Revenue
FNMA		Federal National Mortgage Association		SFMR	Single Family Mortgage Revenue
FSA		Financial Security Assurance		SWDR	Solid Waste Disposal Revenue
GIC		Guaranteed Investment Contract		TAN	Tax Anticipation Notes
GNMA		Government National Mortgage Association		TRAN	Tax and Revenue Anticipation Notes
GO		General Obligation		VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or		Standard & Poor's	Value (%) *

F1+, F1		VMIG1, MIG1, P1			SP1+, SP1, A1+, A1 89.7
AAA, AA, A b		Aaa, Aaa, A b			AAA, AA, A b	4.5
Not Rated c		Not Rated c			Not Rated c	5.8

						100%

* Based on total investments.

a	Securities payable on demand. Variable interest rate-subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 28, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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